Related-Party Transactions	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Related-Party Transactions
47	RELATED-PARTY TRANSACTIONS
Transactions with Related Parties
The Group considers that its related parties include subsidiaries, associates, joint ventures, key management personnel and close family members of key management personnel. Any transactions between the Group and its subsidiaries meet the definition of related-party transactions. However, because these transactions are eliminated on consolidation, they are not disclosed as related-party transactions. Transactions between the Group and its related parties are conducted on substantially the same terms as third-party transactions.
The transaction amounts included in the accounts, in aggregate, by category of related party were as follows:
Transactions with associates, joint ventures and other entities

	At March 31,
	2022	2021

	(In millions)
Assets:
Loans and advances	¥2,060,472	¥1,857,585
Others	33,957	78,410

Liabilities:
Deposits	¥315,500	¥192,010
Others	36,406	74,907

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions)
Income statements:

Income (interest income, fee and commission income, and others)	¥68,780	¥55,409	¥68,752
Expense (interest expense and others)	25,046	34,811	26,049
Financial guarantees issued by the Group for its associates at March 31, 2022 and 2021 were ¥266,452 million and ¥349,323 million, respectively.
Loan commitments to associates and joint ventures at March 31, 2022 and 2021 were ¥938,335 million and ¥1,050,006 million, respectively.
Transactions with key management personnel and their close family members
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly. The Group considers the members of the board of directors and corporate executive officers of SMFG to constitute key management personnel for the purpose of this disclosure required under IAS 24 “Related Party Disclosures.”

	At March 31,
	2022	2021

	(In millions)
Assets:
Loans and advances	¥—	¥4

Liabilities:
Deposits	¥3,256	¥2,259
Others	59	80
Compensation of Key Management Personnel
The following table presents the compensation expenses of key management personnel.

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions)
Short-term employee benefits	¥1,571	¥1,506	¥1,206
Share-based compensation	457	383	316
The details of the share-based compensation plan are described in Note 40 “Share-Based Payment.”
There were no post-employment benefits, other long-term benefits and termination benefits for the fiscal years ended March 31, 2022, 2021 and 2020.